Lines of Credit and Debt (Schedule of Total Debt Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Oct. 31, 2012
Debt Instrument [Line Items]
Deferred finance costs, net	$ 8,100	$ 10,600
Total long-term debt	1,067,096	$ 1,049,026
Stated interest rate		6.00%
Senior unsecured notes | 3.19% Series A Senior Notes due October 16, 2019
Debt Instrument [Line Items]
Total long-term debt	$ 73,408	$ 73,790
Stated interest rate	3.19%		3.19%
Senior unsecured notes | 3.75% Series B Senior Notes due October 16, 2022
Debt Instrument [Line Items]
Total long-term debt	$ 301,601	302,943
Stated interest rate	3.75%		3.75%
Senior unsecured notes | 3.90% Series C Senior Notes due October 16, 2024
Debt Instrument [Line Items]
Total long-term debt	$ 26,910	26,898
Stated interest rate	3.90%		3.90%
Senior unsecured notes | 0.375% Senior Unsecured Cash Convertible Notes due 2019
Debt Instrument [Line Items]
Total long-term debt	$ 402,806	391,111
Stated interest rate	0.375%
Senior unsecured notes | 0.875% Senior Unsecured Cash Convertible Notes due 2021
Debt Instrument [Line Items]
Total long-term debt	$ 262,371	$ 254,284
Stated interest rate	0.875%
Minimum
Debt Instrument [Line Items]
Stated interest rate	0.40%
Maximum
Debt Instrument [Line Items]
Stated interest rate	1.20%